Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

  ATM transactions: Subsequent to June 30, 2013, the Company sold 279,230 shares of common stock pursuant to the Company's ATM program discussed in Note 8 above, and the net proceeds received amounted to $1,348.

  Supplemental Agreement with RBS: On July 22, 2013, the Company entered into a supplemental loan agreement with the Royal Bank of Scotland plc, in relation with its consent to the loan agreement between the Company and Diana Shipping Inc., to amend certain terms of the existing loan agreement. The supplemental agreement provides for an increased margin of 3.10%, effective June 1, 2013, changes in the definition of tangible assets in the calculation of financial covenants, as well as for security interest on the minimum cash held by the borrower in favour of the lenders. The agreement also restricts any security interest over the Company's assets in favour of Diana Shipping Inc.

  Declaration of dividends: On July 29, 2013, the Company declared dividends amounting to $0.15 per share, payable on or around September 3, 2013 to stockholders of record as of August 14, 2013.